Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3 of fair value hierarchy [member]		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2]	1.80%	0.25%
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	0	0
Loan spread, significant unobservable inputs, assets and liabilities	[1],[2]	0.31%	0.30%
Non-asset-backed loans [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	0	0
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2]	12.23%	8.00%
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	1.33	1.18
Loan spread, significant unobservable inputs, assets and liabilities	[1],[2]	6.24%	1.96%
Non-asset-backed loans [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	1.23	1
Other [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[3]	1.26%	1.43%
Other [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[3]	6.49%	5.75%
Interest rate derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Inflation forwards, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1.00%	1.00%
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.41%	0.06%
Interest rate derivatives [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0	0
Interest rate derivatives [member] | Min [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Inflation volitility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.47%	0.33%
IR IR correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	(30.00%)	(26.00%)
Interest rate volatility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.08%	0.10%
Interest rate derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Inflation forwards, significant unobservable inputs, assets and liabilities	[1],[2],[4]	3.00%	2.00%
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[4]	16.20%	8.97%
Interest rate derivatives [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.37	1
Interest rate derivatives [member] | Max [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Inflation volitility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1.90%	1.74%
IR IR correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	100.00%	100.00%
Interest rate volatility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	4.31%	1.99%
Credit derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.72%	1.42%
Credit derivatives [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0	0.1
Credit derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[4]	2.00%	2.09%
Credit derivatives [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1.55	0.96
Equity derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Discounted margin, significant unobservable inputs, assets and liabilities	[1],[2],[4]	(5.00%)	(1.71%)
Equity derivatives [member] | Min [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Equity Volatility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1.00%	2.00%
Equity correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	(20.00%)	(100.00%)
Equity derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Discounted margin, significant unobservable inputs, assets and liabilities	[1],[2],[4]	11.00%	3.01%
Equity derivatives [member] | Max [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Equity Volatility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	200.00%	81.00%
Equity correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	100.00%	100.00%

[1]	A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions .
[2]

The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par . A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

[3]	Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property.
[4]

Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 41-1,620 bps ( 2018 : 6-897 bps).